Asset Retirement Obligations - Additional Information (Details) - Asset retirement obligation - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Estimated cash flows, undiscounted amount	$ 795,500	$ 724,800
Estimated inflation rate		2.10%
Estimated risk free rate		3.30%
Other provisions	$ 623,399	$ 588,923	$ 743,683
Other provisions, period of costs being incurred	60 years
Canada
Disclosure of other provisions [line items]
Estimated inflation rate	1.60%	2.10%
Estimated risk free rate	3.00%	3.30%
U.S.
Disclosure of other provisions [line items]
Estimated inflation rate		2.10%
Estimated risk free rate	4.00%	3.30%